UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Multi-Cap Value Fund

The fund's portfolio
1/31/13 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Aerospace and defense (3.2%)

B/E Aerospace, Inc.(NON)	23,600	$1,215,164

Esterline Technologies Corp.(NON)	17,200	1,141,908

L-3 Communications Holdings, Inc.	44,400	3,370,848

Northrop Grumman Corp.(S)	58,400	3,798,336

		9,526,256
Airlines (0.6%)

Delta Air Lines, Inc.(NON)	130,200	1,808,478

		1,808,478
Auto components (0.9%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	97,300	1,136,464

Tenneco, Inc.(NON)	45,800	1,601,168

		2,737,632
Beverages (4.0%)

Beam, Inc.	48,500	2,974,990

Coca-Cola Enterprises, Inc.	261,200	9,108,044

		12,083,034
Capital markets (4.8%)

Ameriprise Financial, Inc.	58,262	3,863,936

Charles Schwab Corp. (The)(S)	204,400	3,378,732

E*Trade Financial Corp.(NON)	91,818	974,189

Invesco, Ltd.	96,900	2,640,525

KKR & Co. LP	109,500	1,848,360

Raymond James Financial, Inc.	40,787	1,820,324

		14,526,066
Chemicals (4.1%)

Axiall Corp.	48,400	2,719,112

Celanese Corp. Ser. A	73,700	3,455,056

LyondellBasell Industries NV Class A	73,700	4,674,054

Tronox, Ltd. Class A(S)	80,300	1,521,685

		12,369,907
Commercial banks (5.1%)

Bancorp, Inc. (The)(NON)(S)	254,145	2,993,828

BB&T Corp.	59,000	1,786,520

Fifth Third Bancorp	102,200	1,664,838

First Horizon National Corp.(S)	282,900	2,888,409

SunTrust Banks, Inc.	92,500	2,624,225

UMB Financial Corp.(S)	27,700	1,226,279

Wells Fargo & Co.	57,766	2,011,990

		15,196,089
Commercial services and supplies (3.9%)

ACCO Brands Corp.(NON)(S)	436,000	3,631,880

ADT Corp. (The)	78,200	3,714,500

Tyco International, Ltd.	139,420	4,214,667

		11,561,047
Communications equipment (1.4%)

Polycom, Inc.(NON)	251,400	2,772,942

Tellabs, Inc.(S)	570,960	1,301,789

		4,074,731
Computers and peripherals (0.7%)

Electronics for Imaging, Inc.(NON)	45,800	1,035,996

NetApp, Inc.(NON)(S)	32,203	1,159,308

		2,195,304
Containers and packaging (5.1%)

Sealed Air Corp.(S)	266,100	4,981,392

Silgan Holdings, Inc.	243,400	10,441,860

		15,423,252
Diversified financial services (2.3%)

Bank of America Corp.	317,600	3,595,232

JPMorgan Chase & Co.	69,800	3,284,090

		6,879,322
Electric utilities (3.4%)

American Electric Power Co., Inc.(S)	45,500	2,060,695

FirstEnergy Corp.	67,800	2,745,222

Great Plains Energy, Inc.	176,800	3,783,520

XCEL Energy, Inc.	52,900	1,469,562

		10,058,999
Electrical equipment (1.4%)

AMETEK, Inc.(S)	101,475	4,159,460

		4,159,460
Energy equipment and services (4.7%)

Cameron International Corp.(NON)	63,800	4,039,178

Ensco PLC Class A (United Kingdom)	21,800	1,385,826

Halliburton Co.	80,000	3,254,400

McDermott International, Inc.(NON)(S)	237,400	2,889,158

Oil States International, Inc.(NON)(S)	32,700	2,536,866

		14,105,428
Food and staples retail (0.7%)

Kroger Co. (The)	71,800	1,988,860

		1,988,860
Health-care equipment and supplies (8.4%)

Alere, Inc.(NON)	307,075	6,528,415

CareFusion Corp.(NON)	52,400	1,626,496

Covidien PLC	125,142	7,801,352

Merit Medical Systems, Inc.(NON)(S)	343,280	4,761,294

St. Jude Medical, Inc.(S)	110,700	4,505,490

		25,223,047
Health-care providers and services (4.9%)

Aetna, Inc.(S)	67,900	3,274,817

CIGNA Corp.	42,200	2,461,948

Mednax, Inc.(NON)(S)	50,800	4,346,448

Tenet Healthcare Corp.(NON)	66,800	2,593,844

WellCare Health Plans, Inc.(NON)	41,100	2,084,181

		14,761,238
Hotels, restaurants, and leisure (0.6%)

International Game Technology	120,700	1,855,159

		1,855,159
Household durables (2.7%)

Garmin, Ltd.(S)	76,400	2,894,796

Harman International Industries, Inc.(S)	31,400	1,406,092

Newell Rubbermaid, Inc.	52,944	1,243,125

NVR, Inc.(NON)	2,500	2,574,150

		8,118,163
Insurance (6.4%)

Chubb Corp. (The)	28,800	2,312,928

Employers Holdings, Inc.	62,008	1,321,390

Hartford Financial Services Group, Inc. (The)(S)	131,634	3,264,523

Marsh & McLennan Cos., Inc.	90,000	3,193,200

Validus Holdings, Ltd.	83,800	3,051,158

XL Group PLC(S)	219,800	6,092,856

		19,236,055
IT Services (2.6%)

Computer Sciences Corp.	98,700	4,125,660

Fidelity National Information Services, Inc.	61,400	2,278,554

Total Systems Services, Inc.	64,696	1,504,182

		7,908,396
Leisure equipment and products (1.4%)

LeapFrog Enterprises, Inc.(NON)(S)	166,600	1,501,066

Mattel, Inc.(S)	70,400	2,649,152

		4,150,218
Machinery (4.9%)

Joy Global, Inc.	47,500	3,000,575

Navistar International Corp.(NON)(S)	129,900	3,389,091

Snap-On, Inc.	82,200	6,659,844

Wabtec Corp.	16,114	1,508,593

		14,558,103
Media (2.6%)

DISH Network Corp. Class A	120,200	4,479,854

Regal Entertainment Group Class A(S)	226,200	3,377,166

		7,857,020
Metals and mining (1.6%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	69,800	2,460,450

Steel Dynamics, Inc.	148,200	2,254,122

		4,714,572
Multi-utilities (1.0%)

DTE Energy Co.	48,300	3,057,873

		3,057,873
Multiline retail (0.9%)

Macy's, Inc.	69,500	2,745,945

		2,745,945
Office electronics (0.9%)

Xerox Corp.	346,000	2,771,460

		2,771,460
Oil, gas, and consumable fuels (5.3%)

Energen Corp.	50,200	2,416,628

Gulfport Energy Corp.(NON)	23,200	957,464

Marathon Oil Corp.	183,300	6,160,713

Occidental Petroleum Corp.	28,400	2,506,868

Southwestern Energy Co.(NON)(S)	67,600	2,318,680

Swift Energy Co.(NON)(S)	97,000	1,461,790

		15,822,143
Personal products (2.0%)

Avon Products, Inc.(S)	112,606	1,912,050

Prestige Brands Holdings, Inc.(NON)	191,612	4,110,077

		6,022,127
Pharmaceuticals (2.8%)

AbbVie, Inc.(NON)	50,900	1,867,521

Actavis, Inc.(NON)	57,300	4,950,147

ViroPharma, Inc.(NON)(S)	57,102	1,522,339

		8,340,007
Software (1.6%)

Symantec Corp.(NON)	121,200	2,638,524

Synopsys, Inc.(NON)	63,800	2,133,472

		4,771,996
Specialty retail (1.1%)

GameStop Corp. Class A(S)	140,900	3,268,880

		3,268,880

Total common stocks (cost $263,040,096)		$293,876,267

SHORT-TERM INVESTMENTS (20.0%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)	3,299,627	$3,299,627

Putnam Cash Collateral Pool, LLC 0.18%(d)	56,763,489	56,763,489

Total short-term investments (cost $60,063,116)		$60,063,116

TOTAL INVESTMENTS

Total investments (cost $323,103,212)(b)		$353,939,383

Key to holding's abbreviations

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $299,815,576.
(b)	The aggregate identified cost on a tax basis is $323,732,738, resulting in gross unrealized appreciation and depreciation of $41,827,138 and $11,620,493, respectively, or net unrealized appreciation of $30,206,645.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$16,316,925	$118,126,773	$131,144,071	$11,395	$3,299,627
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $55,310,590.
The fund received cash collateral of $56,763,489, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$30,733,017	$—	$—
Consumer staples	20,094,021	—	—
Energy	29,927,571	—	—
Financials	55,837,532	—	—
Health care	48,324,292	—	—
Industrials	41,613,344	—	—
Information technology	21,721,887	—	—
Materials	32,507,731	—	—
Utilities	13,116,872	—	—
Total common stocks	293,876,267	—	—
Short-term investments	$3,299,627	$56,763,489	$—

Totals by level	$297,175,894	$56,763,489	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013